Schedule of Maturities of Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 6,464,980
Total	$ 6,464,980	$ 5,549,527
2025		$ 5,549,527